Investments	3 Months Ended	12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014
Text Block [Abstract]
Investments

Note 6 – Investments

Medtronic holds investments consisting primarily of marketable debt and equity securities.

Information regarding Medtronic’s investments at July 25, 2014 is as follows:

(in millions)	Cost	Unrealized Gains	Unrealized Losses	Fair Value
Available-for-sale securities:
Corporate debt securities	$5,429	$65	$(10)	$5,484
Auction rate securities	109	—	(10)	99
Mortgage-backed securities	1,252	10	(8)	1,254
U.S. government and agency securities	2,748	7	(22)	2,733
Foreign government and agency securities	78	—	—	78
Certificates of deposit	71	—	—	71
Other asset-backed securities	497	1	—	498
Debt funds	2,446	48	(8)	2,486
Marketable equity securities	52	14	(17)	49
Trading securities:
Exchange-traded funds	54	15	—	69
Cost method, equity method, and other investments	618	—	—	NA

Total	$13,354	$160	$(75)	$12,821

Information regarding Medtronic’s investments at April 25, 2014 is as follows:

(in millions)	Cost	Unrealized Gains	Unrealized Losses	Fair Value
Available-for-sale securities:
Corporate debt securities	$5,504	$55	$(17)	$5,542
Auction rate securities	109	—	(12)	97
Mortgage-backed securities	1,337	7	(8)	1,336
U.S. government and agency securities	3,138	7	(29)	3,116
Foreign government and agency securities	67	—	—	67
Certificates of deposit	54	—	—	54
Other asset-backed securities	540	2	—	542
Debt funds	2,143	9	(29)	2,123
Marketable equity securities	47	15	(13)	49
Trading securities:
Exchange-traded funds	54	13	—	67
Cost method, equity method, and other investments	666	—	—	NA

Total	$13,659	$108	$(108)	$12,993

Information regarding Medtronic’s condensed consolidated balance sheet presentation at July 25, 2014 and April 25, 2014 is as follows:

	July 25, 2014		April 25, 2014
(in millions)	Investments	Other Assets	Investments	Other Assets
Available-for-sale securities	$12,557	$195	$12,771	$155
Trading securities	69	—	67	—
Cost method, equity method, and other investments	—	618	—	666

Total	$12,626	$813	$12,838	$821

The following tables show the gross unrealized losses and fair values of Medtronic’s available-for-sale securities that have been in a continuous unrealized loss position deemed to be temporary, aggregated by investment category as of July 25, 2014 and April 25, 2014:

	July 25, 2014
	Less than 12 months		More than 12 months
(in millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities	$1,200	$(5)	$273	$(5)
Auction rate securities	—	—	99	(10)
Mortgage-backed securities	353	(3)	333	(5)
U.S. government and agency securities	754	(1)	784	(21)
Debt funds	454	(1)	141	(7)
Marketable equity securities	21	(17)	—	—

Total	$2,782	$(27)	$1,630	$(48)

	April 25, 2014
	Less than 12 months		More than 12 months
(in millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities	$1,601	$(14)	$50	$(3)
Auction rate securities	—	—	97	(12)
Mortgage-backed securities	682	(7)	28	(1)
U.S. government and agency securities	1,500	(27)	46	(2)
Debt funds	1,224	(29)	—	—
Marketable equity securities	25	(13)	—	—

Total	$5,032	$(90)	$221	$(18)

Activity related to Medtronic’s investment portfolio is as follows:

	Three months ended
	July 25, 2014		July 26, 2013
(in millions)	Debt (a)	Equity (b)	Debt (a)	Equity (b)
Proceeds from sales	$1,830	$23	$2,163	$32

Gross realized gains	11	19	6	18

Gross realized losses	(3)	—	(5)	—

Impairment losses recognized	—	(1)	—	—

(a)	Includes available-for-sale debt securities.

(b)	Includes marketable equity securities, cost method, equity method, exchange-traded funds, and other investments.

Credit losses represent the difference between the present value of cash flows expected to be collected on certain mortgage-backed securities and auction rate securities and the amortized cost of these securities. Based on Medtronic’s assessment of the credit quality of the underlying collateral and credit support available to each of the remaining securities in which invested, Medtronic believes it has recorded all necessary other-than-temporary impairments as Medtronic does not have the intent to sell, nor is it more likely than not that Medtronic will be required to sell, before recovery of the amortized cost.

As of July 25, 2014 and April 25, 2014, the credit loss portion of other-than-temporary impairments on debt securities was $4 million. The total reductions for available-for-sale debt securities sold during the three months ended July 25, 2014 and July 26, 2013 were not significant. The total other-than-temporary impairment losses on available-for-sale debt securities for the three months ended July 25, 2014 and July 26, 2013 were not significant.

The July 25, 2014 balance of available-for-sale debt securities, excluding debt funds which have no single maturity date, by contractual maturity is shown in the following table. Within the table, maturities of mortgage-backed securities have been allocated based upon timing of estimated cash flows, assuming no change in the current interest rate environment. Actual maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

(in millions)	July 25, 2014
Due in one year or less	$1,426
Due after one year through five years	5,961
Due after five years through ten years	2,689
Due after ten years	141

Total	$10,217

As of July 25, 2014 and April 25, 2014, the aggregate carrying amount of equity and other securities without a quoted market price and accounted for using the cost or equity method was $618 million and $666 million, respectively. The total carrying value of these investments is reviewed quarterly for changes in circumstance or the occurrence of events that suggest Medtronic’s investment may not be recoverable. The value of cost or equity method investments is not adjusted if there are no identified events or changes in circumstances that may have a material adverse effect on the fair value of the investment.

Gains and losses realized on trading securities and available-for-sale debt securities are recorded in interest expense, net in the condensed consolidated statements of earnings. Gains and losses realized on marketable equity securities, cost method, equity method, and other investments are recorded in other expense, net in the condensed consolidated statements of earnings. In addition, unrealized gains and losses on available-for-sale debt securities are recorded in other comprehensive income (loss) in the condensed consolidated statements of comprehensive income and unrealized gains and losses on trading securities are recorded ininterest expense, net in the condensed consolidated statements of earnings. Gains and losses from the sale of investments are calculated based on the specific identification method.

5. Investments

The Company holds investments consisting primarily of marketable debt and equity securities.

Information regarding the Company’s investments at April 25, 2014 is as follows:

(in millions)	Cost	Unrealized Gains	Unrealized Losses	Fair Value
Available-for-sale securities:
Corporate debt securities	$5,504	$55	$(17)	$5,542
Auction rate securities	109	—	(12)	97
Mortgage-backed securities	1,337	7	(8)	1,336
U.S. government and agency securities	3,138	7	(29)	3,116
Foreign government and agency securities	67	—	—	67
Certificates of deposit	54	—	—	54
Other asset-backed securities	540	2	—	542
Debt funds	2,143	9	(29)	2,123
Marketable equity securities	47	15	(13)	49
Trading securities:
Exchange-traded funds	54	13	—	67
Cost method, equity method, and other investments	666	—	—	NA

Total investments	$13,659	$108	$(108)	$12,993

Information regarding the Company’s investments at April 26, 2013 is as follows:

(in millions)	Cost	Unrealized Gains	Unrealized Losses	Fair Value
Available-for-sale securities:
Corporate debt securities	$4,587	$78	$(4)	$4,661
Auction rate securities	118	—	(15)	103
Mortgage-backed securities	1,050	8	(5)	1,053
U.S. government and agency securities	3,882	17	(1)	3,898
Foreign government and agency securities	38	—	—	38
Certificates of deposit	6	—	—	6
Other asset-backed securities	539	2	—	541
Marketable equity securities	82	75	(2)	155
Trading securities:
Exchange-traded funds	45	5	—	50
Cost method, equity method, and other investments	549	—	—	NA

Total investments	$10,896	$185	$(27)	$10,505

Information regarding the Company’s consolidated balance sheets presentation at April 25, 2014 and April 26, 2013 is as follows:

	April 25, 2014		April 26, 2013
(in millions)	Investments	Other Assets	Investments	Other Assets
Available-for-sale securities	$12,771	$155	$10,161	$294
Trading securities	67	—	50	—
Cost method, equity method, and other investments	—	666	—	549

Total	$12,838	$821	$10,211	$843

The following tables show the gross unrealized losses and fair values of the Company’s available-for-sale securities that have been in a continuous unrealized loss position deemed to be temporary, aggregated by investment category as of April 25, 2014 and April 26, 2013:

	April 25, 2014
	Less than 12 Months		More than 12 Months
(in millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities	$1,601	$(14)	$50	$(3)
Auction rate securities	—	—	97	(12)
Mortgage-backed securities	682	(7)	28	(1)
U.S. government and agency securities	1,500	(27)	46	(2)
Debt funds	1,224	(29)	—	—
Marketable equity securities	25	(13)	—	—

Total	$5,032	$(90)	$221	$(18)

	April 26, 2013
	Less than 12 Months		More than 12 Months
(in millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities	$544	$(1)	$13	$(3)
Auction rate securities	—	—	103	(15)
Mortgage-backed securities	195	(1)	44	(4)
U.S. government and agency securities	291	(1)	—	—
Marketable equity securities	14	(2)	—	—

Total	$1,044	$(5)	$160	$(22)

Activity related to the Company’s investment portfolio is as follows:

	Fiscal Year
	2014		2013		2012
(in millions)	Debt (a)	Equity (b)	Debt (a)	Equity (b)	Debt (a)	Equity (b) (c)
Proceeds from sales	$7,991	$120	$10,350	$161	$7,675	$113

Gross realized gains	$15	$69	$59	$94	$52	$93

Gross realized losses	$(12)	$—	$(17)	$—	$(16)	$—

Impairment losses recognized	$(1)	$(9)	$—	$(21)	$(2)	$(10)

(a)	Includes available-for-sale debt securities.

(b)	Includes marketable equity securities, cost method, equity method, exchange-traded funds, and other investments.

(c)	As a result of the Salient and PEAK acquisitions that occurred during fiscal year 2012, the Company recognized a non-cash gain of $38 million on its previously-held minority investments.

Credit losses represent the difference between the present value of cash flows expected to be collected on certain mortgage-backed securities and auction rate securities and the amortized cost of these securities. Based on the Company’s assessment of the credit quality of the underlying collateral and credit support available to each of the remaining securities in which invested, the Company believes it has recorded all necessary other-than-temporary impairments as the Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell, before recovery of the amortized cost.

As of April 25, 2014, April 26, 2013, and April 27, 2012, the credit loss portion of other-than-temporary impairments on debt securities was $4 million, $9 million, and $20 million, respectively. The total reductions for available-for-sale debt securities sold for the fiscal years ended April 25, 2014 and April 26, 2013 were $5 million and $11 million, respectively. The total other-than-temporary impairment losses on available-for-sale debt securities for the fiscal years ended April 25, 2014 and April 26, 2013 were not significant. The total other-than-temporary impairment losses on available-for-sale debt securities for the fiscal year ended April 27, 2012 was $6 million, of which $4 million was recognized in other comprehensive income and $2 million was recognized in earnings.

The April 25, 2014 balance of available-for-sale debt securities, excluding debt funds which have no single maturity date, by contractual maturity is shown in the following table. Within the table, maturities of mortgage-backed securities have been allocated based upon timing of estimated cash flows, assuming no change in the current interest rate environment. Actual maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

(in millions)	April 25, 2014
Due in one year or less	$1,412
Due after one year through five years	6,368
Due after five years through 10 years	2,859
Due after 10 years	115

Total debt securities	$10,754

As of April 25, 2014 and April 26, 2013, the aggregate carrying amount of equity and other securities without a quoted market price and accounted for using the cost or equity method was $666 million and $549 million, respectively. The total carrying value of these investments is reviewed quarterly for changes in circumstance or the occurrence of events that suggest the Company’s investment may not be recoverable. The value of cost or equity method investments is not adjusted if there are no identified events or changes in circumstances that may have a material adverse effect on the fair value of the investment.

Gains and losses realized on trading securities and available-for-sale debt securities are recorded in interest expense, net in the consolidated statements of earnings. Gains and losses realized on marketable equity securities, cost method, equity method, and other investments are recorded in other expense, net in the consolidated statements of earnings. In addition, unrealized gains and losses on available-for-sale debt securities are recorded in other comprehensive income (loss) in the consolidated statements of comprehensive income and unrealized gains and losses on trading securities are recorded in interest expense, net in the consolidated statements of earnings. Gains and losses from the sale of investments are calculated based on the specific identification method.